Consolidated Statements Of Operations (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Revenue	$ 27,850	$ 207,025
Cost of goods sold	39,358	196,701
Gross Profit	(11,508)	10,324
Expenses
Compensation and benefits	164,387	103,813
General and administrative	28,707	5,018
Product research and development		240
Professional fees	38,810	23,835
Sales and marketing	57,634	6,874
Travel	20,654	36,677
Operating expenses total	310,192	176,457
Other Income (Expense)
Gain on derivative liability	736
Interest expense	(33,372)
Net loss	$ (354,336)	$ (166,133)